Dec. 27, 2019

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs Blue Chip Fund

(the “Fund”)

Supplement dated June 19, 2020 to the

Prospectuses and Summary Prospectuses,

each dated December 27, 2019, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of the Goldman Sachs Trust recently approved changes to the Fund’s name and principal investment strategy. The Fund’s current investment objective to seek long-term growth of capital will not change. The Fund’s name will change to the “Goldman Sachs U.S. Equity ESG Fund.” These changes will be effective after the close of business on August 30, 2020 (the “Effective Date”).

After the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a diversified portfolio of equity investments in U.S. issuers that the Investment Adviser believes adhere to the Fund’s environmental, social and governance (“ESG”) criteria. Beginning immediately, however, the Investment Adviser intends to gradually transition the Fund’s portfolio holdings in order to comply with the Fund’s new investment strategy on the Effective Date or shortly thereafter. Such transition will allow the Fund to minimize transaction costs. These changes may increase certain risks of investing in the Fund.

The Fund will experience higher portfolio turnover (i.e., the purchase and sale of instruments and securities) as the Investment Adviser implements these changes to the investment strategy. A high rate of portfolio turnover will generally result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and may result in higher capital gains for taxable shareholders. Shareholders should contact their tax advisers concerning the tax consequences of the repositioning.

In light of these changes, Kevin Martens will become a portfolio manager for the Fund. Steven M. Barry and Stephen E. Becker will continue to manage the Fund.

Accordingly, on the Effective Date, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:

All references in the Prospectuses and Summary Prospectuses to the “Goldman Sachs Blue Chip Fund” are replaced with “Goldman Sachs U.S. Equity ESG Fund.”

The following replaces in its entirety the “Goldman Sachs Blue Chip Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in U.S. issuers that the Investment Adviser believes adhere to the Fund’s environmental, social and governance (“ESG”) criteria. Such equity investments may include exchange traded funds (“ETFs”), futures and other instruments with similar economic exposures.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, in U.S. companies that are considered by the Investment Adviser to be positioned for long-term growth of capital.

The Fund’s ESG criteria are generally designed to exclude companies that are not constituents of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ESG Universal Index or companies that are involved in, and/or derive significant revenue from, certain industries or product lines, including:

◼	gambling,
◼	alcohol,
◼	tobacco,
◼	coal, and
◼	weapons.

Once the Investment Adviser determines that an issuer meets the Fund’s ESG criteria, the Investment Adviser conducts a supplemental analysis of individual companies’ corporate governance factors and a range of environmental and social factors that may vary by sector. This supplemental analysis will be conducted alongside traditional fundamental, bottom-up financial analysis of individual companies, using traditional fundamental metrics. The Investment Adviser engages in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and ESG analysis. In addition, the Investment Adviser seeks to avoid what it believes to be structurally unattractive market segments.

In addition, the Fund generally does not intend to invest in companies that the Investment Adviser believes demonstrate weak corporate governance. The Investment Adviser may sell holdings for several reasons, including, among others, changes in a company’s fundamentals or earnings, a company no longer meeting the Fund’s ESG criteria, or a company otherwise failing to conform to the Investment Adviser’s investment philosophy.

The Fund seeks to provide broad U.S. equity market exposure by investing in securities of U.S. issuers of any investment style.

The Fund may also invest up to 20% of its Net Assets in equity investments that may not adhere to the Fund’s ESG criteria, in non-U.S. issuers, and in fixed income securities, such as government, corporate and bank debt obligations.

The Fund’s performance benchmark index is the S&P 500® Index; however the Fund uses the MSCI ACWI ESG Universal Index to seek to identify issuers that meet its ESG criteria.

In the “Goldman Sachs Blue Chip Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, “Foreign and Emerging Countries Risk” is removed.

The following is added to the “Goldman Sachs Blue Chip Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses:

ESG Standards Risk. The Fund’s adherence to its ESG criteria and the application of the Investment Adviser’s supplemental ESG analysis when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund generally will not seek to invest in companies that the Investment Adviser believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Fund generally will not seek to invest in companies that the Investment Adviser believes demonstrate weak corporate governance (e.g., certain state-owned enterprises). Adhering to the ESG criteria and applying the Investment Adviser’s supplemental ESG analysis may also affect the Fund’s performance relative to similar funds that do not adhere to such criteria or apply such analysis. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice. The Fund’s ESG criteria and the application of the supplemental ESG analysis may be changed without shareholder approval.

Issuer Concentration Risk. The Fund intends to invest in up to approximately 50 companies. This relatively small number of issuers may subject the Fund to greater risks, because a decline in the value of any single investment held by the Fund may adversely affect the Fund’s overall value more than it would affect that of a fund holding a greater number of investments.

The following replaces in its entirety the first paragraph under the “Goldman Sachs Blue Chip Fund —Summary—Performance” section of the Multi-Class Prospectus and “Performance” section of the Multi-Class Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares compare to those of a broad-based securities market index. Between November 1, 2017 through August 30, 2020, the Fund had been known as the Goldman Sachs Blue Chip Fund, between May 1, 2015 through October 31, 2017, the Fund had been known as the Goldman Sachs Dynamic U.S. Equity Fund and, since the Fund’s inception through April 30, 2015, the Fund had been known as the Goldman Sachs U.S. Equity Fund, and certain of its principal investment strategies differed. Performance information set forth below prior to the close of business on August 30, 2020 reflects the performance resulting from the Fund’s former strategies. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The following replaces in its entirety the first paragraph under the “Goldman Sachs Blue Chip Fund —Summary—Performance” section of the Class P Prospectus and “Performance” section of the Class P Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a broad-based securities market index. Between November 1, 2017 through August 30, 2020, the Fund had been known as the Goldman Sachs Blue Chip Fund, between May 1, 2015 through October 31, 2017, the Fund had been known as the Goldman Sachs Dynamic U.S. Equity Fund and, since the Fund’s inception through April 30, 2015, the Fund had been known as the Goldman Sachs U.S. Equity Fund, and certain of its principal investment strategies differed. Performance information set forth below prior to the close of business on August 30, 2020 reflects the performance resulting from the Fund’s former strategies. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.